COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details Textual) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Contracts Completed But Still Within Warranty Period	$ 16,762,243	$ 11,351,985
Contracts Completed But Still Within Warranty Period Current	$ 676,318	$ 2,301,449